Estimated Premiums to be Paid (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Life Insurance Premiums and Related Investment Income [Line Items]
2013	$ 27,703
2014	26,281
2015	26,533
2016	26,978
2017	28,002
Thereafter	324,884
Estimated future premium payments	$ 460,381